Investments (Activity For Accretable Yield on PCI Investments) (Details) - Fixed Maturity Securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	$ 429	$ 420
Accretion recognized in earnings	(69)	(68)
Disposals	(10)	(13)
Reclassification (to) from nonaccretable difference	34	(53)
Accretable yield, December 31,	385	429
Investments purchased
Accretable yield on purchased distressed assets acquired
Investments purchased	$ 1	$ 143